Financial Assets and Financial Liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Text block [abstract]
Schedule of Financial Assets and Liabilities
Financial assets and liabilities comprise the following:

	March 31, 2022	December 31, 2021

	(EUR’000)
Financial assets by category
Trade receivables	5,808	2,200
Other receivables (excluding VAT receivables)	8,093	12,276
Marketable securities	309,542	343,358
Cash and cash equivalents	755,643	446,267

Financial assets measured at amortized cost	1,079,086	804,101

Total financial assets	1,079,086	804,101

Classified in the statement of financial position
Non-current assets	88,309	109,369
Current assets	990,777	694,732

Total financial assets	1,079,086	804,101

	March 31, 2022	December 31, 2021

	(EUR’000)
Financial liabilities by category
Borrowings
Convertible senior notes	365,562	—
Lease liabilities	108,100	104,961
Trade payables and accrued expenses	70,683	59,417

Financial liabilities measured at amortized cost	544,345	164,378

Derivative liabilities	141,379	—

Financial liabilities measured at fair value through profit or loss	141,379	—

Total financial liabilities	685,724	164,378

Classified in the statement of financial position
Non-current liabilities	606,115	97,966
Current liabilities	79,609	66,412

Total financial liabilities	685,724	164,378

Summary of Marketable securities
The composition of the portfolio is specified in the following table:

	March 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value

	(EUR’000)
Marketable securities
U.S. Government bonds	89,376	88,341	95,408	95,211
Commercial papers	—	—	2,207	2,207
Corporate bonds	200,806	199,189	226,771	226,379
Agency bonds	19,360	19,198	18,972	18,934

Total marketable securities	309,542	306,728	343,358	342,731

Classified based on maturity profiles
Non-current assets	86,487	84,909	107,561	107,175
Current assets	223,055	221,819	235,797	235,556

Total marketable securities	309,542	306,728	343,358	342,731

Specified by rate structure
Fixed rate	293,837	291,035	323,176	322,556
Floating rate	15,705	15,693	17,975	17,968
Zero-coupon	—	—	2,207	2,207

Total marketable securities	309,542	306,728	343,358	342,731

Specified by investment grade credit rating
High grade	127,447	126,100	144,307	144,030
Upper medium grade	179,921	178,472	196,909	196,566
Lower medium grade	2,174	2,156	2,142	2,135

Total marketable securities	309,542	306,728	343,358	342,731

Summary of Maturity Analysis For Financial Liabilities
Maturity analysis (on an undiscounted basis) for
non-derivative
financial liabilities recognized in the unaudited condensed consolidated statements of financial position at March 31, 2022 is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount

	(EUR’000)
March 31, 2022
Borrowings
Convertible senior notes	11,654	46,617	529,626	587,897	365,562
Lease liabilities	9,079	53,620	66,995	129,694	108,100
Trade payables and accrued expenses	70,683	—	—	70,683	70,683

Total financial liabilities	91,416	100,237	596,621	788,274	544,345